SUBSEQUENT EVENTS (Details) - Subsequent event - Amortizing asset-backed notes CAD in Thousands, $ in Thousands	Mar. 04, 2015 USD ($)	Feb. 26, 2015 CAD	Feb. 26, 2015 USD ($)
Canada
Subsequent Events
Debt issued		CAD 324,853	$ 260,904
United States
Subsequent Events
Debt issued	$ 800,000